Leases (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, Operating Lease, Term of Contract		6 months		9 months
Sublease Income		$ 125	$ 55	$ 292	$ 218
Lessee, Operating Lease, Liability, to be Paid		249		373		$ 4,000	$ 1,000	$ 1,000
Marketing and Advertising Expense				615
Marketing and advertising expense remaining				860
Lease termination liability.		4,518		4,481	4,753
Right of use asset		120		176	372
Short term lease liability		$ 242		358	427
Long term lease liability					$ 358
Weighted-average remaining lease term		6 months	1 year 6 months 3 days	9 months	1 year 9 months
Bridge Media Networks L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advertising Expense		$ 82	$ 9	$ 598	$ 2
Lessee, Operating Lease, Liability, to be Paid		928		935
Marketing and Advertising Expense		82	9	598	2
Right of use asset		751		751	101
Short term lease liability		190		163	16
Long term lease liability		$ 568		$ 589	$ 85
Weighted-average remaining lease term		4 years 109 days 12 hours		4 years 255 days 12 hours	2 years
Building [Member] | Bridge Media Networks L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short term lease liability		$ 190		$ 163	$ 16
Long term lease liability		568		589	85
Building [Member] | Three Lessors [Member] | Bridge Media Networks L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Right of use asset		751		752	$ 101
October One Two Thousand And Twenty Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advertising Expense		676
Lessee, Operating Lease, Liability, to be Paid		$ 4,000		$ 4,000
Imputed interest rate		10.00%		10.00%
Sublease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sublease Income		$ 423	$ 265	$ 537
Lease Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Lease Payment, Operating Activity	$ 10,000
Advertising Expense	$ 1,475